Shareholder Report	12 Months Ended
Nov. 30, 2025 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	FAIRHOLME FUNDS INC
Entity Central Index Key	0001096344
Entity Investment Company Type	N-1A
Document Period End Date	Nov. 30, 2025
C000023273
Shareholder Report [Line Items]
Fund Name	The Fairholme Fund
Trading Symbol	FAIRX
Annual or Semi-Annual Statement [Text Block]	Annual Shareholder Report
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	This annual shareholder report contains important information about The Fairholme Fund (the "Fund") for the period of December 1, 2024 to November 30, 2025. You can find additional information about the Fund at www.fairholmefunds.com/prospectus. You can also request this information by contacting us at (866) 202-2263.
Additional Information Phone Number	(866) 202-2263
Additional Information Website	www.fairholmefunds.com/prospectus
Expenses [Text Block]

What were the Fund's costs for the last year?

(based on a hypothetical $10,000 investment)

Fund	Costs of a $10,000 investment	Costs paid as percentage of a $10,000 investment
The Fairholme Fund	$87	0.80%

Expenses Paid, Amount	$ 87
Expense Ratio, Percent	0.80%
Average Annual Return [Table Text Block]
AATR	1 Year	5 years	10 years
The Fairholme Fund	17.50%	9.04%	7.92%
S&P 500 Index	15.00%	15.28%	14.63%

AssetsNet	$ 1,263,938,263
Holdings Count | Holding	13
Advisory Fees Paid, Amount	$ 8,635,901
InvestmentCompanyPortfolioTurnover	1.21%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets	$1,263,938,263
# of Portfolio Holdings	13
Portfolio Turnover Rate	1.21%
Advisory Fees Paid	$8,635,901

Holdings [Text Block]

Top Holdings

The St. Joe Co.	77.9%
Enterprise Products Partners LP	7.7%
Imperial Metals Corp.	2.3%
Bank OZK	1.0%
Federal National Mortgage Association	0.3%
Energy Transfer LP	0.2%
Natural Resource Partners LP	0.1%

Sector Weightings

Value	Value
Coal & Consumable Fuels	0.1%
Mortgage Finance	0.3%
Regional Banks	1.0%
Metals & Mining	2.3%
Oil & Gas Storage & Transportation	7.9%
Cash and Cash Equivalents	10.4%
Real Estate Management & Development	77.9%

Asset Weightings

Value	Value
Domestic Equity Securities	86.9%
U.S. Government Obligations	9.9%
Foreign Equity Securities	2.3%
Money Market Funds	0.5%
Domestic Preferred Equity Securities	0.3%
Other Assets in Excess of Liabilities	0.1%

Material Fund Change [Text Block]
C000082377
Shareholder Report [Line Items]
Fund Name	The Fairholme Focused Income Fund
Trading Symbol	FOCIX
Annual or Semi-Annual Statement [Text Block]	Annual Shareholder Report
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	This annual shareholder report contains important information about The Fairholme Focused Income Fund (the "Fund") for the period of December 1, 2024 to November 30, 2025. You can find additional information about the Fund at www.fairholmefunds.com/prospectus. You can also request this information by contacting us at (866) 202-2263.
Additional Information Phone Number	(866) 202-2263
Additional Information Website	www.fairholmefunds.com/prospectus
Expenses [Text Block]

What were the Fund's costs for the last year?

(based on a hypothetical $10,000 investment)

Fund	Costs of a $10,000 investment	Costs paid as percentage of a $10,000 investment
The Fairholme Focused Income Fund	$81	0.80%

Expenses Paid, Amount	$ 81
Expense Ratio, Percent	0.80%
Average Annual Return [Table Text Block]
AATR	1 Year	5 years	10 years
The Fairholme Focused Income Fund	3.56%	9.58%	6.89%
Bloomberg U.S. Aggregate Bond Index	5.70%	-0.31%	1.99%

AssetsNet	$ 210,083,986
Holdings Count | Holding	17
Advisory Fees Paid, Amount	$ 1,669,308
InvestmentCompanyPortfolioTurnover	3.95%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets	$210,083,986
# of Portfolio Holdings	17
Portfolio Turnover Rate	3.95%
Advisory Fees Paid	$1,669,308

Holdings [Text Block]

Top Holdings

Enterprise Products Partners LP	31.8%
Bank OZK	11.1%
W. R. Berkley Corp.	6.9%
Federal Home Loan Mortgage Corp.	3.1%
CF Industries Holdings, Inc.	1.8%
Target Corp.	1.0%
Occidental Petroleum Corp.	0.8%
Diamondback Energy, Inc.	0.3%
EOG Resources, Inc.	0.1%
Chevron Corp.	0.1%

Sector Weightings

Value	Value
Oil & Gas Exploration & Production	0.4%
Integrated Oil & Gas	1.0%
Consumer Staples Merchandise Retail	1.0%
Fertilizers & Agricultural Chemicals	1.8%
Mortgage Finance	3.1%
Property & Casualty Insurance	6.9%
Regional Banks	11.1%
Oil & Gas Storage & Transportation	31.8%
Cash and Cash Equivalents	42.9%

Asset Weightings

Value	Value
Domestic Equity Securities	54.0%
U.S. Government Obligations	40.4%
Domestic Preferred Equity Securities	3.1%
Money Market Funds	2.5%
Liabilities in Excess of Other Assets	(0.0)%

Material Fund Change [Text Block]